Inventories (Tables)	6 Months Ended
Jun. 30, 2025
Inventories [Abstract]
Schedule of Inventories
	June 30, 2025	December 31, 2024
	U.S. dollars in thousands
Work in process	3,851	4,547
Finished goods	7,646	5,608
	11,497	10,155